Pension and Postretirement Benefit Plans - Components of net periodic benefit cost and other information (Details) - Funded - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified and Non-qualified Pension Benefits | United States
Net periodic benefit cost (benefit)
Service cost	$ 268	$ 259	$ 293
Interest cost	565	575	655
Expected return on plan assets	(1,035)	(1,043)	(1,069)
Amortization of prior service benefit	(23)	(24)	(24)
Amortization of net actuarial loss	388	354	409
Settlements, curtailments, special terminations and other	2	4	2
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	165	125	266
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)		5
Amortization of prior service benefit	23	24	24
Net actuarial (gain) loss	605	692	312
Amortization of net actuarial loss	(388)	(354)	(409)
Total recognized in other comprehensive income (loss)	240	367	(73)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	405	492	193
Qualified and Non-qualified Pension Benefits | International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	142	133	154
Interest cost	157	171	206
Expected return on plan assets	(292)	(309)	(308)
Amortization of transition asset		(1)	(1)
Amortization of prior service benefit	(13)	(13)	(13)
Amortization of net actuarial loss	126	91	144
Settlements, curtailments, special terminations and other	4	4	(6)
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	124	76	176
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset		1	1
Prior service cost (benefit)	6	(5)	10
Amortization of prior service benefit	13	13	13
Net actuarial (gain) loss	(248)	512	(270)
Amortization of net actuarial loss	(126)	(91)	(144)
Foreign currency	167	(93)	(174)
Total recognized in other comprehensive income (loss)	(188)	337	(564)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(64)	413	(388)
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	52	54	75
Interest cost	80	79	98
Expected return on plan assets	(86)	(90)	(91)
Amortization of prior service benefit	(53)	(55)	(42)
Amortization of net actuarial loss	56	61	73
Settlements, curtailments, special terminations and other	(4)		1
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	45	49	114
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)	(1)		(212)
Amortization of prior service benefit	53	55	42
Net actuarial (gain) loss	69	8	(23)
Amortization of net actuarial loss	(56)	(61)	(73)
Foreign currency			(1)
Total recognized in other comprehensive income (loss)	65	2	(267)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ 110	$ 51	$ (153)